Biological assets	12 Months Ended
Dec. 31, 2021
Biological assets
Biological assets

(11) Biological assets

For the years ended December 31, 2021, 2020 and 2019, biological assets are as follows:

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2021	$2,012,668	1,991,530	4,004,198
Increase due to purchases	429,551	840,112	1,269,663
Sales	—	(46,866)	(46,866)
Net increase due to births	377,449	3,083,747	3,461,196
Production cost	42,518,242	2,335,691	44,853,933
Depreciation	—	(2,784,562)	(2,784,562)
Transfers to inventories	(42,628,413)	(3,083,747)	(45,712,160)
Other	60,115	22,232	82,347
Balance as of December 31, 2021	$2,769,612	2,358,137	5,127,749

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2020	$2,043,234	1,818,911	3,862,145
Increase due to purchases	686,756	797,039	1,483,795
Sales	—	20,966	20,966
Net increase due to births	264,386	2,507,769	2,772,155
Production cost	35,585,551	1,877,418	37,462,969
Depreciation	—	(2,565,283)	(2,565,283)
Transfers to inventories	(36,786,599)	(2,507,769)	(39,294,368)
Other	219,340	42,479	261,829
Balance as of December 31, 2020	$2,012,668	1,991,530	4,000,198

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2019	$2,073,526	1,721,728	3,795,254
Increase due to purchases	510,403	701,764	1,212,167
Sales	—	(73,409)	(73,409)
Net increase due to births	267,773	2,378,419	2,646,192
Production cost	32,894,675	1,761,456	34,656,131
Depreciation	—	(2,262,245)	(2,262,245)
Transfers to inventories	(33,651,137)	(2,378,419)	(36,029,556)
Other	(52,003)	(30,383)	(82,386)
Balance as of December 31, 2019	$2,043,237	1,818,911	3,862,148

The “Other” category includes the change in fair value of biological assets that resulted in a decrease of $48,338 and $31,701 in 2021 and 2020, and increase of $35,487 in 2019.

The Company is exposed to different risks relating to its biological assets:

●	Future excesses in the offer of poultry products and a decline in the demand growth of the chicken industry may negatively affect the Company’s results.
●	Increases in raw material prices and price volatility may negatively affect the Company’s margins and results.
●	In addition, in the case of the Company’s operations in the United States of America, the cost of corn and grain may be affected by an increase in the demand for ethanol, which may reduce the market’s available corn inventory.
●	Operations in Mexico and the United States of America are based on animal breeding and meat processing, which are subject to sanitary risks and natural disasters.
●	Hurricanes and other adverse climate conditions may result in additional inventory losses and damage to the Company’s facilities and equipment.